Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Inflation Hedged Corporate Bond ETF (LQDI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The last sentence in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety.
In the second paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
The first sentence in the third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund may also invest in other instruments designed to transfer inflation risk from one party to another, including but not limited to U.S. Treasury Inflation Protected Securities (“TIPS”), total return swaps, futures and options (collectively with inflation swaps, “inflation hedging instruments”).
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH), iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The last sentence in the first paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” is deleted in its entirety.
In the second paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
The last sentence in the second paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” is deleted in its entirety.
In the third paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares Inflation Hedged Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Inflation Hedged Corporate Bond ETF (LQDI) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The last sentence in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety.
In the second paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
The first sentence in the third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund may also invest in other instruments designed to transfer inflation risk from one party to another, including but not limited to U.S. Treasury Inflation Protected Securities (“TIPS”), total return swaps, futures and options (collectively with inflation swaps, “inflation hedging instruments”).
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares Interest Rate Hedged Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH), iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The last sentence in the first paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” is deleted in its entirety.
In the second paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares Interest Rate Hedged Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH), iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The last sentence in the second paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” is deleted in its entirety.
In the third paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares Interest Rate Hedged High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH), iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The last sentence in the first paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” is deleted in its entirety.
In the second paragraph of the section of the Summary Prospectus and Prospectus for each of LQDH and HYGH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated May 2, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”), each dated March 1, 2022, for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH), iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH), iShares Interest Rate Hedged High Yield Bond ETF (HYGH) and iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The last sentence in the second paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” is deleted in its entirety.
In the third paragraph of the section of the Summary Prospectus and Prospectus for each of EMBH and IGBH entitled “Principal Investment Strategies” the following is added after the first sentence:
Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.